TD Auto Finance LLC	Distribution Date: 08-Feb-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	17
Distribution Date	08-Feb-12
Record Date	07-Feb-12

Dates Covered	From and Including	To and Including
Collections Period	01-Jan-12	31-Jan-12
Accrual Period	09-Jan-12	07-Feb-12
30/360 Days	30
Actual/360 Days	30

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	102,556	$851,493,397.68
Collections of Installment Principal		39,775,783.23
Collections Attributable to Full Payoffs		17,533,802.10
Principal Amount of Repurchases		24,595.51
Principal Amount of Gross Losses		2,872,644.58

Pool Balance - End of Period(EOP)	99,418	$791,286,572.26

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	37.67%
Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	115.307%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,450,734.17	Trigger	Compliance?
Net Credit Loss Percentage	1.275%	8.00%	Yes
Cumulative Net Credit Losses	$26,783,918.30
Cumulative Recovery Ratio	49.606%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$20,550,110.88	2.597%	2,172
61-90 Days Delinquent	2,419,802.44	0.306%	227
91-120 Days Delinquent	686,790.68	0.087%	58
121 Days or More Delinquent	22,880.02	0.003%	2
Repossessions	2,277,729.23	0.288%	193

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$5,407,202.37
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.64566%

	Current Month	Prior Month
Weighted Average A.P.R.	7.380%	7.366%
Weighted Average Remaining Term (months)	23.40	24.17
Weighted Average Seasoning (months)	46.03	45.12

TD Auto Finance LLC	Distribution Date: 08-Feb-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$39,775,783.23
Collections Attributable to Full Payoffs		17,533,802.10
Principal Amount of Repurchases		24,595.51
Recoveries on Loss Accounts		1,421,910.41
Collections of Interest		5,523,808.07
Investment Earnings		1.41
Reserve Account Draw		0.00

Total Sources		$64,279,900.73

Cash Uses
Servicer Fee		$709,577.83
Backup Servicer Fee		7,095.78
A Note Interest		330,635.22
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		60,206,825.42
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		2,456,412.45

Total Cash Uses		$64,279,900.73

Administrative Payment
Total Principal and Interest Sources		$64,279,900.73
Investment Earnings in Trust Account		(1.41)
Daily Collections Remitted		(64,279,899.32)
Reserve Account Draw		0.00
Servicer Fee		(709,577.83)
Distribution to Class E Noteholders		(2,456,412.45)

Payment Due to/(from) Trust Account		($3,165,990.28)

O/C Release (Prospectus pg S42)

Pool Balance		$791,286,572.26

Total Securities		$686,244,546.49

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$2,456,412.45
Current Net Credit Loss Percentage		1.275%
If Net Credit Loss Percentage is	Required O/C

<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-Feb-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	154,451,371.91	94,244,546.49	130.8952035	60,206,825.42	83.6205909	88,809.54	0.1233466
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$746,451,371.91	$686,244,546.49		$60,206,825.42		$899,989.25

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis

03-Feb-12
(248) 427-2557	Date